Fair Value Measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - Khosla - Fair Value, Recurring	Sep. 30, 2021 USD ($)
Marketable Securities Held in Trust Account | Fair Value, Inputs, Level 1
Assets:
Marketable securities held in Trust Account	$ 416,354,760
Class K Founder Shares Liability | Fair Value, Inputs, Level 3
Liabilities:
Derivative liability – Class K Founder Shares	$ 10,300,000